Property, plant and equipment	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
15 PROPERTY, PLANT AND EQUIPMENT

	Land	Buildings	Machinery, equipment and facilities	Work in progress	Other (1)	Total
Average rate %		3.63	6.77		19.02
Accumulated cost	14,486,408	9,644,875	45,160,365	10,373,151	1,281,328	80,946,127
Accumulated depreciation		(3,879,898)	(25,541,712)		(867,883)	(30,289,493)
Balance as of December 31, 2022	14,486,408	5,764,977	19,618,653	10,373,151	413,445	50,656,634
Additions	54,027	15	467,032	10,742,118	17,949	11,281,141
Additions of merged companies	4,572	111,495	453,617	8,306	11,175	589,165
Write-offs	(25,090)	(36,184)	(133,249)		(56,869)	(251,392)
Depreciation		(313,304)	(2,570,734)		(145,092)	(3,029,130)
Transfers and other	339,272	379,495	2,702,633	(3,638,466)	259,717	42,651
Accumulated cost	14,859,189	10,032,317	48,456,537	17,485,109	1,491,663	92,324,815
Accumulated depreciation		(4,125,823)	(27,918,585)		(991,338)	(33,035,746)
Balance as of December 31, 2023	14,859,189	5,906,494	20,537,952	17,485,109	500,325	59,289,069
Additions (2)	305	479	151,942	4,275,742	9,594	4,438,062
Write-offs	(1,222)	(1,484)	(81,013)		(4,570)	(88,289)
Depreciation		(165,807)	(1,371,981)		(91,091)	(1,628,879)
Transfers and other	52,037	165,882	767,318	(1,091,211)	121,805	15,831
Accumulated cost	14,910,309	10,179,228	49,062,051	20,669,640	1,594,824	96,416,052
Accumulated depreciation		(4,273,664)	(29,057,833)		(1,058,761)	(34,390,258)
Balance as of June 30, 2024	14,910,309	5,905,564	20,004,218	20,669,640	536,063	62,025,794
(1)Includes vehicles, furniture and utensils and computer equipment.
(2)The addition of work in progress refers, mainly to the Cerrado Project, of which R$587,112 is a cash effect in the previous periods.
On June 30, 2024, the Company evaluated the business, market and climate impacts, and did not identify any event that indicated the need to perform an impairment test and to record any impairment provision for property, plant and equipment.
15.1 Items pledged as collateral
On June 30, 2024, property, plant and equipment items pledged as collateral for loan transactions and legal proceedings, consisting mainly of the units of Três Lagoas and Imperatriz totalling R$17,119,831 (R$16,332,447 in the same units as at December 31, 2023).
15.2 Capitalized expenses
For the six-month period ended June 30, 2024, the Company capitalized loan costs in the amount of R$802,515 (R$1,160,364 as of December 31, 2023). The weighted average interest rate, adjusted by the equalization of the exchange rate effects, utilized to determine the capitalized amount was 10.55% p.a. (10.98% p.a. as of December 31, 2023).